As filed with the Securities and Exchange Commission on May 2, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at March 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 47.4%
Business Software and Services: 3.7%
1,035,066	CA, Inc.	28,526,419
Commercial Banks & Thrifts: 2.8%
55,184	American National Bankshares, Inc.	1,175,419
109,287	BCSB Bancorp, Inc.*	1,509,800
398,801	Cardinal Financial Corp.	4,506,451
65,389	Chicopee Bancorp, Inc.*	948,141
279,112	ESSA Bancorp, Inc.	2,735,298
47,542	First Connecticut Bancorp, Inc.	627,079
5,382	Hampden Bancorp, Inc.	64,853
53,165	Heritage Financial Group, Inc.	628,410
42,897	Middleburg Financial Corp.	673,912
52,900	OceanFirst Financial Corp.	753,296
138,510	OmniAmerican Bancorp, Inc.*	2,681,554
103,203	Shore Bancshares, Inc.	731,709
589,083	Southern National Bancorp of Virginia* º	3,829,040
70,439	Westfield Financial, Inc.	557,173
		21,422,135
Communications Equipment: 6.0%
1,360,634	Cisco Systems, Inc.	28,777,409
3,296,252	Harmonic, Inc.*	18,030,498
		46,807,907
Construction & Engineering: 4.5%
339,375	EMCOR Group, Inc.	9,407,475
578,758	MasTec, Inc.*	10,469,732
644,305	Michael Baker Corp.* º	15,366,674
		35,243,881
Consumer Goods: 0.5%
122,937	Hanesbrands, Inc.*	3,631,559
Electrical Equipment and Instruments: 0.4%
17,400	Emerson Electric Co.	907,932
177,000	GSI Group, Inc.*#	2,134,620
		3,042,552
Healthcare: 1.0%
1,084,939	BioScrip, Inc.*	7,366,736
Insurance: 8.1%
496,992	Assurant, Inc.	20,128,176
520,917	Global Indemnity plc*#	10,152,672
484,697	PartnerRe, Ltd.#	32,906,079
		63,186,927
Internet Software & Services: 2.7%
719,560	j2 Global, Inc.	20,636,981
Machinery: 0.1%
20,000	Pentair, Inc.	952,200
Management Consulting: 3.3%
685,838	FTI Consulting, Inc.*	25,732,642
Oil & Gas Equipment & Services: 0.0%
10,600	Newpark Resources, Inc.*	86,814
Oil & Gas Exploration & Production: 5.6%
5,626	ConocoPhillips	427,632
171,359	Energen Corp.	8,422,295
61,905	EOG Resources, Inc.	6,877,646
2,184,982	GMX Resources, Inc.*	2,774,927
375,296	Rosetta Resources, Inc.*	18,299,433
192,000	Suncor Energy, Inc.#	6,278,400
		43,080,333
Semiconductors & Semiconductor Equipment: 2.0%
1,697,822	ON Semiconductor Corp.*	15,297,376
34,093	Rudolph Technologies, Inc.*	378,773
		15,676,149
Specialty Chemicals: 0.6%
152,890	Solutia, Inc.	4,271,747
Telecommunications: 0.7%
297,723	Lumos Networks Corp.	3,203,499
122,809	nTelos Holdings Corp.	2,542,146
		5,745,645
Truck Dealerships: 1.2%
211,930	Rush Enterprises, Inc. - Class A*	4,497,155
295,798	Rush Enterprises, Inc. - Class B*	5,143,927

		9,641,082
Utilities: 1.8%
502,518	PPL Corp.	14,201,159
Waste Management Services: 2.4%
618,108	Republic Services, Inc.	18,889,380
TOTAL COMMON STOCKS
(cost $298,015,041)		368,142,248

Principal		Value
CONVERTIBLE BONDS: 17.7%
Communications Equipment Manufacturing: 3.8%
30,145,000	Alcatel-Lucent, Inc., 2.875%, 6/15/25	29,768,187
Educational: 2.2%
23,131,000	School Specialty, Inc., 3.750%, 11/30/26	16,943,457
Entertainment: 1.0%
8,375,000	Live Nation Entertainment, Inc., 2.875%, 7/15/27	8,050,469
Financial Services: 1.6%
12,161,000	Euronet Worldwide, Inc., 3.500%, 10/15/25	12,267,409
Internet Software & Services: 0.7%
5,946,000	Digital River, Inc., 2.000%, 11/1/30	5,789,917
Medical Equipment: 3.5%
20,645,000	Hologic, Inc., 2.000%, 12/15/37	20,619,194
6,496,000	Integra LifeSciences Holdings, 2.375%, 6/1/12 - 144A	6,512,240
		27,131,434
Oil & Gas Exploration & Production: 0.0%
330,000	GMX Resources, Inc., 4.500%, 5/1/15	151,800
Retail Stores: 2.2%
17,550,000	Radioshack Corp., 2.500%, 8/1/13 - 144A	16,804,125
Semiconductors & Semiconductor Equipment: 2.2%
5,244,000	Advanced Micro Devices, Inc., 5.750%, 8/15/12	5,342,325
11,930,000	Rambus, Inc., 5.000%, 6/15/14	11,989,650
		17,331,975
Transportation Equipment Manufacturing: 0.5%
3,602,000	Greenbrier Cos., Inc., 2.375%, 5/15/26	3,498,443
TOTAL CONVERTIBLE BONDS
(cost $137,936,221)		137,737,216
CORPORATE BONDS: 28.7%
Automotive Parts: 0.6%
3,925,000	TRW Automotive, Inc., 8.875%, 12/1/17 - 144A	4,356,750
Construction & Engineering: 1.5%
11,304,000	MasTec, Inc., 7.625%, 2/1/17	11,798,550
Consumer Goods: 3.0%
15,137,000	Hanesbrands, Inc., 4.146%, 12/15/14	15,193,915
7,738,000	TreeHouse Foods, Inc., 7.750%, 3/1/18	8,405,403
		23,599,318
Electrical Equipment and Instruments: 1.2%
8,685,000	Wesco Distribution, Inc., 7.500%, 10/15/17	8,902,125
Entertainment: 2.1%
14,903,000	Ticketmaster Entertainment, Inc., 10.750%, 8/1/16	16,113,869
Enviromental Services: 0.6%
4,696,000	Clean Harbors, Inc., 7.625%, 8/15/16	4,966,020
Healthcare: 1.3%
9,602,000	BioScrip, Inc., 10.250%, 10/1/15	10,442,175
Oil & Gas Exploration & Production: 8.2%
2,472,000	Bill Barrett Corp., 9.875%, 7/15/16	2,731,560
5,829,000	McMoRan Exploration Co., 11.875%, 11/15/14	6,178,740
13,302,000	PetroQuest Energy, Inc., 10.000%, 9/1/17	13,800,825
8,678,000	Quicksilver Resources, Inc., 8.250%, 8/1/15	8,634,610
100,000	Quicksilver Resources, Inc., 7.125%, 4/1/16	92,500
11,789,000	Range Resources Corp., 7.500%, 10/1/17	12,466,867
12,285,000	Rosetta Resources, Inc., 9.500%, 4/15/18	13,574,925
2,764,000	Sandridge Energy, Inc., 4.026%, 4/1/14	2,752,187
3,576,000	Stone Energy Corp., 6.750%, 12/15/14	3,611,760
		63,843,974
Pulp & Paper: 0.8%
5,164,000	AbitibiBowater, Inc., 10.250%, 10/15/18 - 144A	5,951,510
Real Estate: 0.6%
4,172,000	General Growth Properties, Inc., 7.200%, 9/15/12	4,245,010
Retail Stores: 0.4%
3,190,000	Rite Aid Corp., 9.375%, 12/15/15	3,293,675
Specialty Chemicals: 1.4%
10,407,000	NewMarket Corp., 7.125%, 12/15/16	10,815,995
Telecommunications: 3.7%
25,034,619	CCH II LLC, 13.500%, 11/30/16	28,602,052

Transportation Equipment Manufacturing: 0.7%
5,325,000	Westinghouse Air Brake Technologies Corp., 6.875%, 7/31/13	5,591,250
Wood Product Manufacturing: 2.6%
17,857,000	Leucadia National Corp., 7.000%, 8/15/13	18,839,135
1,158,000	Leucadia National Corp., 7.750%, 8/15/13	1,228,927
		20,068,062
TOTAL CORPORATE BONDS
(cost $220,747,365)		222,590,335
SHORT-TERM INVESTMENTS: 5.7%
Money Market Instruments^
30,700,000	AIM Liquid Assets, 0.160%	30,700,000
13,427,393	AIM STIC Prime Portfolio, 0.130%	13,427,393
TOTAL SHORT-TERM INVESTMENTS
(cost $44,127,393)		44,127,393
TOTAL INVESTMENTS IN SECURITIES
(cost $700,826,020): 99.5%		772,597,192
Other Assets and Liabilities 0.5%		3,985,081
NET ASSETS: 100.0%		$776,582,273

*	Non-income producing security.
º
A company is considered to be an affiliate of the Fund under the 1940 Act if the Fund's holdings of that company represent 5% or more of the outstanding voting securities of the company.  Transactions with companies that are or were affiliates during the three months ended March 31, 2012 are as follows:

Issuer	Beginning Cost	Purchase Cost	Sales Cost	Ending Cost	Dividend Income	Shares	Value

Michael Baker Corp.	$16,353,157	$-	$-	$16,353,157	$-	644,305	$15,366,674

Southern National Bancorp of Virginia	4,167,109	-	-	4,167,109	-	589,083	3,829,040
#	U.S. security of foreign issuer.
- 144A
ecurities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of March 31, 2012, the value of  these investments was $33,624,625, or 4.6% of total net assets.

Rate shown is the 7-day effective yield at March 31, 2012.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows+:

Cost of investments	$707,892,977

Gross unrealized appreciation	102,675,212

Gross unrealized depreciation	(23,837,083)

Net unrealized appreciation	$78,838,129

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements in the Fund's most recent annual report.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2012:

		Significant
	Quoted Prices	Other	Significant	Carrying
	in Active	Observable	Unobservable	Value at
	Markets	Inputs	Inputs	March 31, 2012
	Level 1	Level 2	Level 3	Total

Common Stocks	$368,142,248	$-	$-	$368,142,248
Convertible Bonds	-	137,737,216	-	137,737,216
Corporate Bonds	-	222,590,335	-	222,590,335
Short-Term Investment	44,127,393	-	-	44,127,393

Total	$412,269,641	$360,327,551	$-	$772,597,192

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2012, the Fund recognized no transfers between valuation levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title) /s/ Charles vK. Carlson
                                           Charles vK. Carlson, Chief Executive Officer

Date  May 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Charles vK. Carlson
                                     Charles vK. Carlson, Chief Executive Officer

Date  May 2, 2012

By (Signature and Title)* /s/ Michael J. Fusting
                                             Michael J. Fusting, Chief Financial Officer

Date  May 2, 2012

* Print the name and title of each signing officer under his or her signature.